RELATED PARTIES (Schedule of Transaction with Related Parties) (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 ILS (₪)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2017 ILS (₪)
Disclosure of transactions between related parties [line items]
Sales of goods to the Parent Company | ₪				₪ 93
Participation in expenses with Parent Company | ₪				95
Salary management fees, and bonus to related parties | ₪		7,177	4,352	2,281
Salary and bonus to key management personal | ₪		2,540	2,643	2,734
Car expenses | ₪		₪ 511	₪ 433	₪ 498
US Dollars [Member]
Disclosure of transactions between related parties [line items]
Sales of goods to the Parent Company | $
Participation in expenses with Parent Company | $
Salary management fees, and bonus to related parties | $	2,077
Salary and bonus to key management personal | $	735
Car expenses | $	$ 148